UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2002

Check here if Amendment [ ]; Amendment Number:
                                               -------

This Amendment (Check only one.):               [ ] is a restatement.
                                                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Chilton Capital Management, L.P.
           ---------------------------------------------
Address:   1300 Post Oak Boulevard, Suite 1220
           Houston, TX 77056
           ---------------------------------------------

Form 13F File Number: 28-07004
                      --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   /s/ Thomas M. Motter
        -------------------------
Title:  Chief Investment Officer
        -------------------------
Phone:  713-650-1995
        -------------------------

Signature, Place, and Date of Signing:

/s/ Thomas M. Motter                   Houston, TX                    1/31/2003
--------------------                   -----------                    ---------
    [Signature]                       [City, State]                     [Date]

Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

13F File Number  Name

28-____________   ________________________________________
         [Repeat as necessary.]



                              Form 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:                  1
                                         ------------
Form 13F Information Table Entry Total:            62
                                         ------------
Form 13F Information Table Value Total:  $118,538,418
                                         ------------


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No. 13F File    Number Name      Name

01              28-409           Mellon Bank

                                                FORM 13F INFORMATION TABLE

                                                           VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER     VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP            PRN AMT PRN CALL DSCRETN MANAGERS   SOLE   SHARED NONE
------------------------------ ---------------- --------- -------- ------- --- ---- ------- -------- -------- ------ ----
Bank of America Corp           Com              60505104  35512245  599869          Sole                 Sole      0    0
Teco Energy Inc                Com              872375100  5389055  224357          Sole                 Sole      0    0
American International Group   Com              26874107   5180692   71124          Sole                 Sole      0    0
CitiGroup                      Com              172967101  4171362   89303          Sole                 Sole      0    0
Eli Lilly & Co                 Com              532457108  3973789   54139          Sole                 Sole      0    0
Wyeth                          Com              983024100  3510165   56597          Sole                 Sole      0    0
Medtronic Inc                  Com              585055106  3322410   70480          Sole                 Sole      0    0
Exxon Mobil Corp Com           Com              30231G102  2968525   78222          Sole                 Sole      0    0
Target Corp                    Com              8.76E+110  2756845   65874          Sole                 Sole      0    0
Intel Corp                     Com              458140100  2755350   84339          Sole                 Sole      0    0
Pfizer Inc                     Com              717081103  2685303   65527          Sole                 Sole      0    0
Merrill Lynch & Co             Com              590188108  2580120   52656          Sole                 Sole      0    0
General Electric Co            Com              369604103  2544782   69797          Sole                 Sole      0    0
Allos Therapeutics             Com              19777101   2224230  370705          Sole                 Sole      0    0
CV Therapeutics Inc            Com              126667104  2189398   52365          Sole                 Sole      0    0
Texas Instruments Inc.         Com              882508104  2181231   72805          Sole                 Sole      0    0
Raytheon                       Com              755111507  2020585   57111          Sole                 Sole      0    0
Altera Corp                    Com              21441100   1978675   82103          Sole                 Sole      0    0
Analog Devices Inc             Com              32654105   1964606   47158          Sole                 Sole      0    0
Bristol-Myers Squibb           Com              110122108  1949363   43204          Sole                 Sole      0    0
Honeywell Intl Inc             Com              438516106  1905028   61651          Sole                 Sole      0    0
Pharmacia Corp                 Com              71713U102  1870785   48216          Sole                 Sole      0    0
Applied Materials Inc.         Com              38222105   1577133   38178          Sole                 Sole      0    0
Cisco Systems Inc              Com              17275R102  1550648   81570          Sole                 Sole      0    0
Dynegy Inc                     Com              26816Q101  1411900   58927          Sole                 Sole      0    0
Merck & Co Inc                 Com              589331107  1295840   22529          Sole                 Sole      0    0
Microsoft Corp                 Com              594918104  1292447   20739          Sole                 Sole      0    0
Viacom Inc Non Vtg Cl B        Com              925524308  1249107   31824          Sole                 Sole      0    0
Smith International            Com              832110100  1192267   23373          Sole                 Sole      0    0
Monsanto                       Com              61166W101  1113969   33675          Sole                 Sole      0    0
Intersil Hldg Corp             Com              46069S109  1064675   33522          Sole                 Sole      0    0
International Rectifier        Com              460254105   967806   24520          Sole                 Sole      0    0
General Electric Co            Com              369604103   730500   30000          None             Defined1      0    0
Nortel Networks                Com              656568102   720966  102848          Sole                 Sole      0    0
I-2 Technologies Inc           Com              465754109   693903   89884          Sole                 Sole      0    0
Sysco Corp                     Com              871829107   614760   21800          Sole                 Sole      0    0
Verizon                        Com              92343V104   582066   12432          Sole                 Sole      0    0
Angiotech Pharmaceuticals      Com              34918102    552752   10400          Sole                 Sole      0    0
Procter & Gamble Co            Com              742718109   523260    6750          Sole                 Sole      0    0
Pfizer Inc                     Com              717081103   504405   16500          None             Defined1      0    0
Gemstar Tv Guide               Com              36866W106   447350   24168          Sole                 Sole      0    0
American Express Co N Y Com    Com              25816109    445410   12600          None             Defined1      0    0
Extreme Networks               Com              30226D106   412913   31738          Sole                 Sole      0    0
Vornado Realty Trust           Com              929042109   334800    9000          None             Defined1      0    0
International Business Machine Com              459200101   313120    3040          Sole                 Sole      0    0
Northwest Biotherapeutics      Com              66737P105   277191   62290          Sole                 Sole      0    0
Portal Software                Com              736126103   271805  127012          Sole                 Sole      0    0
Exxon Mobil Corp Com           Com              30231G102   244580    7000          None             Defined1      0    0
Bank of America Corp           Com              60505104    243495    3500          None             Defined1      0    0
Southwest Airlines             Com              844741108   208500   15000          None             Defined1      0    0
Goldman Sachs Group            Com              38141G104   204300    3000          None             Defined1      0    0
Coca-Cola Company              Com              191216100   202400    4600          Sole                 Sole      0    0
Chevrontexaco Corp             Com              166764100   199440    3000          None             Defined1      0    0
Eli Lilly & Co                 Com              532457108   190500    3000          None             Defined1      0    0
Wells Fargo                    Com              949746101   187480    4000          None             Defined1      0    0
EMC Corp                       Com              268648102   185776   11611          Sole                 Sole      0    0
Raytheon                       Com              755111507   184500    6000          None             Defined1      0    0
Medtronic Inc                  Com              585055106   182400    4000          None             Defined1      0    0
Dow Chem Co                    Com              260543103   178200    6000          None             Defined1      0    0
CitiGroup                      Com              172967101   175950    5000          None             Defined1      0    0
Coca-Cola Company              Com              191216100   175360    4000          None             Defined1      0    0